Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.17%
Alabama–1.41%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$ 1,140	$ 1,183,227
Fairfield (City of), AL; Series 2012, GO Wts.(a)	6.00%	06/01/2031	3,585	2,868,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(a)(b)	5.50%	01/01/2028	90	61,049
Series 2014, RB (Acquired 09/28/2019; Cost $2,410,793)(b)	3.50%	07/01/2026	5,023	2,410,792
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	1,150	1,190,162
Series 2016 A, RB	5.25%	08/01/2030	200	211,274
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(c)	4.00%	12/01/2031	3,065	3,690,933
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(d)	5.25%	01/01/2029	25	25,104
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	8,361	9,028,601
				20,669,142
American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,161,481
Arizona–3.68%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	586,488
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	608,473
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	642,831
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	677,401
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	705,235
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	2,244,184
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	5.00%	07/01/2022	1,180	1,204,532
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,440	4,183,383
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	500	549,964
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada); Series 2021 A, Ref. RB(e)	4.00%	07/15/2041	530	585,995
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2034	1,875	1,972,704
Series 2019 B, RB	5.00%	01/01/2043	225	213,744
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB(e)	4.38%	07/01/2029	1,000	1,020,637
Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	500	511,843
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	804,264
Series 2019, RB(e)	5.00%	07/01/2039	2,135	2,249,077
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	3,505	4,147,354
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(e)	4.75%	12/15/2028	1,145	1,300,250
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	970	1,088,103
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(e)	5.00%	12/15/2039	400	460,053
Series 2019 A, IDR(e)	5.00%	12/15/2049	700	793,702
City of Phoenix Civic Improvement Corp.; Series 2019 B, RB(f)	4.00%	07/01/2038	1,750	2,031,488
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	300	304,241
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	342,562
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,016
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	1,000	1,111,203
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	$ 2,850	$ 2,909,614
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(e)	5.00%	07/01/2034	250	255,731
Series 2019 A, RB(e)	5.00%	07/01/2039	205	209,400
Series 2019 B, RB(e)	5.50%	07/01/2024	155	157,200
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	260	272,591
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,000	1,085,405
Series 2019, Ref. RB(e)	5.00%	06/15/2034	730	782,431
Series 2022, Ref. RB(e)	4.00%	06/15/2031	1,045	1,102,108
Series 2022, Ref. RB(e)	4.00%	06/15/2041	3,000	3,123,479
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	6,215	6,349,586
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	2,135	2,278,547
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	280	300,107
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	1,225	1,275,676
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	332,127
Series 2019, RB(e)	5.00%	07/01/2034	400	435,421
Series 2019, RB(e)	5.00%	07/01/2039	500	539,599
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	195	203,267
Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	431,699
Series 2021 A, Ref. RB	4.00%	12/01/2030	495	565,200
Series 2021 A, Ref. RB	4.00%	12/01/2031	465	527,625
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.13%	10/01/2052	300	329,083
Series 2017 B, RB(e)	4.00%	10/01/2023	140	140,059
				53,950,682
California–7.47%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2030	590	709,950
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2033	700	838,499
California (State of);
Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	2,360	2,421,898
Series 2003 B-1, VRD GO Bonds (LOC - Barclays Bank PLC)(g)(h)	0.01%	05/01/2033	1,820	1,820,000
California (State of) Community Housing Agency (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,164,549
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	135,236
California (State of) County Tobacco Securitization Agency (Los Angeles County Securization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2034	600	722,655
Series 2020 A, Ref. RB	4.00%	06/01/2035	450	540,773
Series 2020 A, Ref. RB	4.00%	06/01/2036	375	449,126
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,900	1,903,336
California (State of) Housing Finance Agency; Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,238	1,414,232
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2028	420	476,898
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(f)	4.00%	07/15/2029	11,000	12,577,097
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(a)(b)(e)(f)	7.00%	12/31/2049	710	319,500
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(a)(b)(e)(f)	7.50%	07/01/2032	4,950	2,970,000
Series 2020, RB (Acquired 10/06/2020; Cost $953,063)(b)(e)(f)	7.50%	07/01/2032	1,000	850,000
California (State of) Public Finance Authority; Series 2019 A, RB(e)	6.25%	07/01/2054	3,000	3,445,713
California (State of) Public Finance Authority (Enso Village); Series 2021, RB(e)	3.13%	05/15/2029	2,000	2,027,868
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(e)	5.00%	11/15/2036	$ 500	$ 588,699
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	250	253,541
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,016,299
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB	4.00%	11/01/2031	1,000	1,120,291
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(e)	5.00%	06/01/2029	285	318,733
Series 2019 A, RB(e)	5.00%	06/01/2039	740	809,326
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(e)	5.00%	06/01/2022	70	70,309
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,031,954
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	4.00%	06/01/2026	500	536,750
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	976,713
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	20,000	20,442,576
Series 2007 B, RB(i)	0.00%	06/01/2047	6,715	1,531,830
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	1,825	2,210,168
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	145	174,580
Series 2018 A-1, Ref. RB	3.50%	06/01/2036	2,885	2,914,626
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2022	960	963,707
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	270,536
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	125	125,119
M-S-R Energy Authority; Series 2009 C, RB	7.00%	11/01/2034	5,000	7,639,674
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	625,779
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,842,101
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	60	60,000
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(d)	5.00%	09/01/2022	2,000	2,006,947
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(j)	6.50%	12/01/2021	30	30,000
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,421,888
San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB (INS - AGM)(d)	5.75%	10/01/2022	125	130,382
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,524,586
State of California;
Series 2020, GO Bonds(k)	3.00%	03/01/2046	2,500	2,693,793
Series 2020, GO Bonds(k)	4.00%	03/01/2046	2,500	2,951,951
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,167,985
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	3,200	3,209,892
				109,448,065
Colorado–4.96%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,697,785
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	742	777,801
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	1,073,043
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,330,958
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	589,104
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	567,243
Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,152,902
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,203,178
City & County of Denver CO Airport System Revenue; Series 2018 A, RB(f)(k)	5.00%	12/01/2029	1,500	1,864,612
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	738	772,526
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	1,202,792
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	$ 525	$ 590,566
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	548,121
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	4,219,752
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	140	137,870
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	545	539,281
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	1,000	1,074,948
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,081,432
Colorado International Center Metropolitan District No. 7; Series 2021, GO Bonds(l)	5.25%	12/01/2051	1,000	743,869
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,050	3,180,805
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,500	1,586,430
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	388,651
Series 2018, COP	5.00%	12/01/2029	500	624,565
Series 2018, COP	5.00%	12/01/2030	350	435,218
Series 2018, COP	5.00%	12/01/2031	375	464,786
Series 2018, COP	5.00%	12/01/2032	455	563,010
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,373	1,475,890
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,851,131
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	653,495
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	478	507,006
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	770	822,215
Highlands Metropolitan District No. 1;
Series 2021, GO Bonds	4.00%	12/01/2031	650	678,471
Series 2021, GO Bonds	5.00%	12/01/2041	550	592,975
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,447	1,562,791
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	1,090,936
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2039	700	757,477
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	984,024
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,993,472
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,605,781
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	566,682
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,496,700
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,643,003
Seires 2018 A-2, RB	5.50%	12/01/2034	1,000	1,093,065
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,359,416
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	540	577,215
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	1,170	1,286,113
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,495,475
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,333,323
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	3.75%	12/01/2041	515	525,053
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,299,969
Riverview Metropolitan District; Series 2021, Ref. GO Bonds	5.00%	12/01/2041	555	600,330
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	1,945	2,106,235
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	2,113,891
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,032,602
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	569,255
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	547,420
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	3,027,947
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	959	1,036,542
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	178,418
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	$ 615	$ 662,497
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	1,099,230
				72,637,293
Connecticut–0.29%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,890	4,296,338
Delaware–0.18%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	2,451	2,686,326
District of Columbia–2.95%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,446,597
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,621,092
District of Columbia (Mandarin Oriental Hotel); Series 2002, RB (INS - AGM)(d)	5.25%	07/01/2022	65	65,264
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	13,490	14,832,626
Series 2001, RB	6.75%	05/15/2040	24,435	25,200,585
				43,166,164
Florida–5.68%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.63%	11/15/2029	185	181,608
Series 2014, RB	6.00%	11/15/2029	1,000	981,646
Series 2014, RB	6.00%	11/15/2034	1,500	1,447,095
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 04/03/2020; Cost $709,154)(b)	8.00%	11/15/2031	900	900,432
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	1,015	1,133,588
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(c)(f)	6.75%	04/01/2025	45	45,199
Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments);
Series 1997 A, RB(f)	5.65%	11/01/2022	5	5,020
Series 1997 A, RB(f)	5.70%	11/01/2029	20	20,100
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(e)	5.88%	07/01/2040	250	266,601
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	974,212
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2035	1,085	1,185,266
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB(a)	4.00%	07/01/2028	750	240,000
Series 2018 B, RB(a)	4.25%	07/01/2033	625	200,000
Capital Trust Agency, Inc. (Imagine School at North Manate);
Series 2021, RB(e)	3.25%	06/01/2031	230	234,715
Series 2021, RB(e)	5.00%	06/01/2041	650	746,892
Capital Trust Agency, Inc. (Imagine School at North Manatee); Series 2021 C, RB(e)	5.00%	06/01/2041	235	259,475
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	1,000	1,060,786
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(e)	4.00%	12/01/2028	2,200	2,398,683
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	4.00%	10/15/2029	1,710	1,866,794
Celebration Community Development District; Series 2002 A, RB (INS - NATL)(d)	5.00%	05/01/2022	10	10,017
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(f)	5.00%	10/01/2029	1,000	1,118,140
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2012, Ref. RB(j)	5.00%	04/01/2022	1,000	1,015,943
Florida Development Finance Corp.; Series 2021, RB(e)	3.00%	07/01/2031	325	337,831
Florida Development Finance Corp. (Glenridge on Palmer Ranch);
Series 2021, Ref. RB	3.00%	06/01/2022	115	115,989
Series 2021, Ref. RB	3.00%	06/01/2023	115	117,838
Series 2021, Ref. RB	4.00%	06/01/2024	100	106,156
Series 2021, Ref. RB	4.00%	06/01/2025	110	118,749
Series 2021, Ref. RB	4.00%	06/01/2026	110	120,310
Series 2021, Ref. RB	5.00%	06/01/2031	300	351,584
Series 2021, Ref. RB	5.00%	06/01/2035	225	261,468
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	$ 470	$ 511,182
Series 2020 C, Ref. RB(e)	5.00%	09/15/2040	400	448,051
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(e)(f)	6.25%	01/01/2024	3,405	3,472,207
Series 2019 A, Ref. RB(c)(e)(f)	6.38%	01/01/2026	5,000	5,114,374
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(f)	3.00%	06/01/2032	9,500	9,953,530
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,440	1,482,456
Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions);
Series 2005 A, RB (INS - ACA)(d)(f)	5.88%	06/01/2025	4,950	4,971,019
Series 2005 A, RB (INS - ACA)(d)(f)	5.88%	06/01/2031	3,060	3,072,335
Series 2005, RB (INS - ACA)(d)(f)	5.75%	10/01/2024	3,605	3,620,543
Series 2005, RB (INS - ACA)(d)(f)	5.50%	10/01/2030	3,665	3,678,732
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,000	4,667,819
Series 2020 B-3, RB	3.38%	08/15/2026	2,500	2,509,042
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	520	586,493
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,423,558
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(j)	4.75%	10/01/2022	70	72,618
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District);
Series 2012, Ref. RB	5.00%	04/01/2022	1,520	1,540,974
Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,109,736
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,546,557
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	15	15,064
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,110	1,116,083
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	1,820	2,064,283
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,115	1,260,631
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,940,582
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(f)	5.88%	01/01/2033	3,000	3,762,763
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)(h)	0.05%	07/01/2037	3,420	3,420,000
				83,182,769
Georgia–2.36%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	813,400
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(c)	3.25%	02/03/2025	3,000	3,244,391
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB(e)	4.25%	01/01/2029	1,400	1,314,096
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,909,879
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(e)	3.63%	01/01/2031	2,750	2,998,419
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,678,105
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(d)	5.00%	12/01/2023	10	10,040
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	460	501,380
Main Street Natural Gas, Inc.; Series 2021 C, RB(c)	4.00%	12/01/2028	9,000	10,624,899
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(e)	5.00%	11/01/2023	2,280	2,405,123
Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	2,000	2,239,386
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,656,489
Series 2018, RB	5.50%	12/01/2028	1,125	1,125,000
Private Colleges & Universities Authority (Mercer University); Series 2012 C, RB	5.25%	10/01/2027	1,600	1,661,618
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2022	$ 435	$ 441,516
				34,623,741
Guam–0.77%
Guam (Territory of);
Series 2019, GO Bonds(f)	5.00%	11/15/2031	2,350	2,722,161
Series 2021 F, Ref. RB	5.00%	01/01/2030	750	938,415
Series 2021 F, Ref. RB	5.00%	01/01/2031	750	959,150
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,671,552
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	3,141,919
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,838,588
				11,271,785
Idaho–0.21%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	965	987,688
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	185	208,433
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	594,949
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,191,318
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,676
				3,113,064
Illinois–8.61%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	990	1,041,748
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	835	850,433
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	975	975,864
Berwyn (City of), IL; Series 2020, RB(e)	4.00%	12/01/2028	1,610	1,661,679
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	437,584
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	478,955
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	519,830
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	551,012
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	586,968
Centerpoint Intermodal Center Program Trust; Series 2004 A, Ctfs.(c)(e)	4.00%	12/15/2022	885	893,732
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,233,684
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,850,496
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(f)	5.60%	01/01/2041	70	70,416
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(i)	0.00%	12/01/2025	1,000	948,997
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	205,659
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,123,812
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,174,993
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,369,802
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2030	2,250	2,874,994
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds(i)	0.00%	12/01/2025	1,000	943,363
Series 2019 A, Ref. GO Bonds(i)	0.00%	12/01/2026	1,000	922,208
Chicago O’Hare International Airport;
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,821,076
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,640,940
Series 2017 G, RB(f)	5.25%	01/01/2028	250	301,076
Series 2017 G, RB(f)	5.25%	01/01/2029	350	421,058
Series 2017 G, RB(f)	5.25%	01/01/2030	400	478,863
Series 2017 G, RB(f)	5.25%	01/01/2031	350	418,584
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds(c)(j)	5.00%	12/01/2022	$ 1,005	$ 1,053,011
Series 2012, Ref. GO Bonds(c)(j)	5.00%	12/01/2022	725	759,635
Series 2012, Ref. GO Bonds(c)(j)	5.00%	12/01/2022	1,295	1,356,865
County of Cook IL Sales Tax Revenue; Series 2018, RB(k)	5.25%	11/15/2036	2,250	2,798,001
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	290	290,290
Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	250	254,606
Series 2021, RB(e)	4.38%	04/01/2041	830	844,285
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	925	954,835
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,423,254
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,614,698
Series 2017 D, GO Bonds	5.00%	11/01/2022	5,000	5,213,063
Series 2017 D, GO Bonds	5.00%	11/01/2023	6,500	7,056,421
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,635,979
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,069,626
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,613,535
Series 2021 A, GO Bonds	5.00%	03/01/2032	2,000	2,562,354
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	140,335
Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,182,402
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,176,219
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,821,435
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	330	355,341
Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.00%	10/01/2022	105	107,882
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,403,866
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	3,213,484
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB (Acquired 04/12/2017; Cost $1,135,347)(b)	5.00%	05/15/2024	1,115	1,163,067
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	1,090,925
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(j)	5.25%	08/15/2023	310	327,491
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(j)	5.00%	05/15/2025	205	223,176
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,003,808
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	513,623
Series 2017, Ref. RB	5.00%	08/01/2028	500	600,889
Series 2017, Ref. RB	5.00%	08/01/2029	325	388,463
Series 2017, Ref. RB	5.00%	08/01/2030	380	452,229
Series 2017, Ref. RB	5.00%	08/01/2031	375	445,068
Series 2017, Ref. RB	5.00%	08/01/2033	470	555,956
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(g)(h)	0.04%	01/01/2037	2,600	2,600,000
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,914,886
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(f)	4.70%	10/20/2026	430	431,262
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	50	50,174
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,441
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	1,000	1,266,632
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	233	239,037
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	1,031,338
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Quad Cities Regional Economic Development Authority (Augustana College);
Series 2012, RB	5.00%	10/01/2023	$ 295	$ 304,187
Series 2012, RB	5.00%	10/01/2024	275	283,271
Series 2012, RB	5.00%	10/01/2025	445	457,825
Series 2012, RB	5.00%	10/01/2026	400	411,140
Series 2012, RB	5.00%	10/01/2027	450	462,019
Regional Transportation Authority; Series 2018 B, RB(k)	5.00%	06/01/2030	3,000	3,751,903
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2032	5,000	6,111,337
St. Clair County School District No. 189 (East St. Louis);
Series 2011, GO Bonds	5.38%	01/01/2022	1,000	1,001,511
Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,542,293
State of Illinois;
First Series 2020, GO Bonds (INS - NATL)(d)(k)(m)	6.00%	11/01/2026	3,500	4,161,140
Series 2017 D, GO Bonds(k)(m)	5.00%	11/01/2023	2,250	2,442,607
Series 2018 A, GO Bonds(k)(m)	6.00%	05/01/2025	2,500	2,940,679
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	1,220	1,241,106
				126,248,731
Indiana–0.86%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	408,003
Indiana (State of) Finance Authority (Butler University); Series 2012 A, Ref. RB	5.00%	02/01/2022	500	503,912
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	950	1,035,094
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,134,441
Series 2012 C, RB	3.00%	11/01/2030	2,000	2,134,441
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	2,000	2,203,160
Lake County 2000 Building Corp.; Series 2012, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	3,575	3,590,485
Mishawaka (City of), IN; Series 2017, RB(e)	5.10%	01/01/2032	615	631,767
				12,641,303
Iowa–0.54%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	605,042
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	690,424
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,077,626
Series 2013, Ref. RB(c)	5.25%	12/01/2033	1,540	1,644,072
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,346,975
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	650,330
Series 2018, RB	5.00%	08/01/2033	500	521,519
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2037	1,100	1,322,567
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,033
				7,928,588
Kansas–0.77%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,637,857
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	300	256,625
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	512,587
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,879,143
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	1,046,888
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(c)(j)	7.13%	12/15/2023	1,000	1,133,637
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	$ 935	$ 1,028,047
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	543,497
Series 2019, Ref. RB	4.00%	05/15/2023	655	672,045
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,228,703
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,300,626
				11,239,655
Kentucky–0.42%
Ashland (City of), KY (King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,157,132
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	725	789,768
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,123,930
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	495	509,137
Kentucky (State of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	1,047,081
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,300	1,500,099
				6,127,147
Louisiana–1.93%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(f)	6.00%	07/01/2023	70	70,181
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	4,415	5,185,621
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,960	2,209,642
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB(e)	5.00%	06/01/2031	865	950,478
Series 2021, RB(e)	5.00%	06/01/2041	1,640	1,776,620
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	360	353,261
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2034	540	674,176
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,388,555
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	938,535
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	589,616
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,252,269
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	894,148
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	642,964
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(c)(e)	5.85%	06/01/2025	4,000	4,565,695
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	1,033,395
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	395	421,925
Series 2015, Ref. RB	5.25%	11/15/2029	1,550	1,690,928
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,626,674
				28,264,683
Maine–0.04%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2022	500	522,270
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2023	100	108,484
				630,754
Maryland–0.42%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,311,312
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,188,548
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	469,529
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	480	514,173
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	400	441,559
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	$ 50	$ 50,485
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(e)(f)	4.00%	07/01/2024	1,120	1,163,348
				6,138,954
Massachusetts–0.93%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	543,552
Series 2019, RB	5.00%	06/15/2039	1,000	1,086,430
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	200	205,979
Series 2018, Ref. RB	3.75%	10/01/2024	250	259,129
Series 2018, Ref. RB	4.00%	10/01/2025	200	208,870
Series 2018, Ref. RB	4.00%	10/01/2026	100	104,314
Series 2018, Ref. RB	4.00%	10/01/2027	150	156,262
Series 2018, Ref. RB	4.25%	10/01/2028	320	334,754
Series 2018, Ref. RB	4.38%	10/01/2029	385	402,838
Series 2018, Ref. RB	4.50%	10/01/2030	690	722,488
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	5,000	6,035,899
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	691,508
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,679,257
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(f)(h)	5.00%	12/15/2024	1,240	1,241,856
				13,673,136
Michigan–1.95%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	810	867,422
Series 2019, Ref. RB	5.00%	11/01/2034	400	453,493
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,052,056
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,150,207
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,740	1,746,866
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	1,120	1,274,454
Michigan (State of) Building Authority (Facilities Program); Series 2020, Ref. VRD RB(g)	0.09%	10/15/2042	1,000	1,000,000
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	295	302,072
Series 2019, Ref. RB	4.00%	02/01/2029	700	760,726
Series 2019, Ref. RB	5.00%	02/01/2033	830	931,574
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	4,225	4,698,102
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	20	20,095
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,625	1,655,152
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	200	208,040
Series 2018, Ref. RB	5.50%	11/01/2028	500	576,032
Series 2018, Ref. RB	6.00%	11/01/2032	500	581,183
Michigan (State of) Hospital Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.00%	06/01/2025	20	20,469
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	3,032,428
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	810	921,704
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(f)	4.00%	10/01/2026	1,000	1,117,532
Michigan (State of) Strategic Fund (I-75 Improvement Project);
Series 2018, RB(f)	5.00%	12/31/2032	1,730	2,126,742
Series 2018, RB(f)	5.00%	12/31/2033	2,000	2,452,238
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(e)	5.00%	07/01/2026	1,565	1,571,101
				28,519,688
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–1.35%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	$ 1,250	$ 1,314,026
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	690	721,021
Series 2015 A, RB	5.25%	07/01/2030	580	625,204
Series 2015, RB	5.50%	07/01/2035	665	715,870
Series 2015, RB	5.75%	07/01/2046	1,400	1,499,254
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	1,130	918,676
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	240	251,478
Series 2017, RB	5.00%	10/01/2037	1,000	1,041,138
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,825,692
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,198,112
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	656,664
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,235,767
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, RB	4.50%	03/01/2033	250	249,329
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021	470	470,000
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $2,000,000)(a)(b)(c)(e)	6.00%	07/01/2027	2,000	1,900,000
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	159,231
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	155	161,043
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,097,673
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	253,609
Series 2018, Ref. RB	4.13%	10/01/2033	250	253,759
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	365,890
Series 2017, Ref. RB	3.90%	09/01/2030	565	590,609
Series 2017, Ref. RB	4.00%	09/01/2031	585	611,631
Series 2017, Ref. RB	4.00%	09/01/2032	400	417,557
Series 2017, Ref. RB	4.10%	09/01/2033	500	522,860
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	108,110
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	654,199
				19,818,402
Mississippi–0.60%
Mississippi (State of) Development Bank (Hospital Construction); Series 2014, RB	5.00%	09/01/2030	720	791,363
Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,500	3,485,935
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 B, VRD IDR(g)	0.04%	12/01/2030	1,000	1,000,000
Series 2010 E, VRD IDR(g)	0.05%	12/01/2030	2,250	2,250,000
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,250	1,324,676
				8,851,974
Missouri–1.81%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	320	324,736
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,510,010
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	783,130
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,115
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,750	1,859,639
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	365	384,449
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	2,103,875
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	$ 960	$ 982,611
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	1,130,836
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	918,933
Series 2017, Ref. RB	5.00%	05/15/2023	1,300	1,363,212
Series 2017, Ref. RB	5.00%	05/15/2024	1,700	1,835,051
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	1,535	1,606,521
Series 2020, RB	4.13%	11/01/2038	2,500	2,623,007
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(e)	5.00%	12/01/2037	300	348,672
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	830	835,110
Plaza at Noah’s Ark Community Improvement District;
Series 2021, Ref. RB	3.00%	05/01/2022	125	125,640
Series 2021, Ref. RB	3.00%	05/01/2023	150	152,416
Series 2021, Ref. RB	3.00%	05/01/2024	200	204,688
Series 2021, Ref. RB	3.00%	05/01/2025	225	231,410
Series 2021, Ref. RB	3.00%	05/01/2026	275	283,617
Series 2021, Ref. RB	3.00%	05/01/2030	725	736,528
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	1,325	1,345,538
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House Renovation); Series 2019, Ref. RB	3.88%	10/01/2035	2,515	2,515,900
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,134,091
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,158,221
				26,527,956
Nebraska–0.43%
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	5,000	5,427,060
Lancaster (County of), NE Hospital Authority No. 1 (Bryanlgh Medical Center); Series 2008 B-1, Ref. VRD RB (LOC - U.s. Bank N.A.)(g)(h)	0.02%	06/01/2031	920	920,000
				6,347,060
Nevada–0.33%
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2022	265	270,392
Series 2013, Ref. RB	5.00%	06/01/2023	250	264,666
Series 2013, Ref. RB	5.00%	06/01/2024	85	92,270
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	408,794
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(e)	5.00%	07/15/2027	335	377,160
Series 2017 A, RB(e)	5.00%	07/15/2037	500	555,998
Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(e)	4.50%	12/15/2029	585	645,020
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	1,000	1,038,564
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,189,227
				4,842,091
New Hampshire–0.51%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(c)(e)(f)	3.75%	07/02/2040	420	442,885
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(e)(f)	4.00%	11/01/2027	1,500	1,561,221
Series 2018 C, Ref. RB(e)(f)	4.88%	11/01/2042	3,375	3,519,257
Series 2020 A, Ref. RB(c)(e)	3.63%	07/02/2040	260	273,145
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,585,000)(a)(b)(e)	5.25%	07/01/2027	1,585	840,050
Series 2017 B, RB (Acquired 06/12/2017; Cost $1,455,000)(a)(b)(e)	4.13%	07/01/2024	1,455	771,150
				7,407,708
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–4.63%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(d)	5.75%	11/01/2028	$ 180	$ 220,168
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	1,500	1,904,690
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(k)(m)	5.50%	09/01/2022	3,000	3,116,528
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,517,020
Series 2012, Ref. RB	5.00%	06/15/2025	600	614,481
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,629,423
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(e)	5.00%	06/15/2039	825	904,753
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	3,000	3,112,593
Series 2012, RB(f)	5.75%	09/15/2027	200	205,613
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	215	238,391
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	395	440,247
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,485	1,610,154
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	4,076,326
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	539	675,925
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	100	102,327
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,413,143
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(n)	1.65%	03/01/2028	1,000	1,012,122
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	210	229,556
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(g)(h)	0.01%	07/01/2043	400	400,000
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(f)	5.00%	12/01/2026	1,000	1,190,351
Series 2018 B, Ref. RB(f)	5.00%	12/01/2027	1,000	1,214,405
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(i)	0.00%	12/15/2028	715	637,723
Series 2008 A, RB(i)	0.00%	12/15/2035	1,000	737,314
Series 2009 A, RB(i)	0.00%	12/15/2032	1,465	1,172,985
Series 2010 A, RB (INS - BAM)(d)(i)	0.00%	12/15/2028	4,850	4,377,464
Series 2010 A, RB(i)	0.00%	12/15/2031	1,575	1,294,027
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,231,261
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,130,084
Series 2018 A, Ref. RN(k)(m)	5.00%	06/15/2029	1,000	1,176,102
Series 2018 A, Ref. RN(k)(m)	5.00%	06/15/2030	2,845	3,338,970
Series 2019 BB, RB	5.00%	06/15/2044	2,000	2,413,682
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,573,523
New Jersey Transportation Trust Fund Authority; Series 2018 A, Ref. RN(k)(m)	5.00%	06/15/2031	4,680	5,479,461
New Jersey Turnpike Authority; Series 2017 A, RB(k)	4.00%	01/01/2035	10,000	10,781,932
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	4,550	4,614,979
				67,787,723
New Mexico–0.22%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2049	1,000	1,101,908
Series 2019 C, RB	2.25%	07/01/2023	1,525	1,526,176
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	650,549
				3,278,633
New York–7.14%
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	1,600	1,797,942
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(e)	5.00%	10/01/2028	$ 430	$ 477,697
Series 2018, Ref. RB(e)	5.00%	10/01/2038	2,445	2,740,079
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(e)(f)	5.25%	12/31/2033	2,000	2,184,979
Series 2019, Ref. RB(e)(f)	5.50%	12/31/2040	5,000	5,410,276
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2031	300	333,074
Series 2021 A, RB	4.00%	06/15/2041	525	577,863
Build NYC Resource Corp. (Shefa School);
Series 2021 A, RB(e)	2.50%	06/15/2031	375	378,817
Series 2021 A, RB(e)	5.00%	06/15/2051	750	899,744
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2030	2,000	2,082,530
Series 2020 A-2, RB	4.00%	02/01/2022	2,500	2,515,289
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(g)(h)	0.02%	11/01/2032	1,900	1,900,000
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(g)(h)	0.02%	11/15/2050	5,000	5,000,000
Subseries 2020 A-1, RB (INS - AGM)(d)(k)	4.00%	11/15/2043	10,000	11,722,396
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2032	3,000	3,425,893
Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	5,174,125
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	967	944,069
Series 2021, Ref. RB(e)	9.00%	01/01/2041	445	446,033
New York (City of), NY; Subseries 2012 A-2, VRD GO Bonds(g)	0.02%	10/01/2038	5,000	5,000,000
New York City Transitional Finance Authority Building Aid Revenue; Series 2017 S-2, Ref. RB(k)	5.00%	07/15/2036	11,000	13,423,827
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	160	160,676
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,485	1,619,465
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,665	4,220,656
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	3,000	3,278,460
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(c)(f)	2.75%	09/02/2025	1,000	1,040,094
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	3,285	3,930,947
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	6,710	6,725,722
Series 2016, Ref. RB(f)	5.00%	08/01/2031	1,500	1,503,457
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2023	2,000	2,096,859
Series 2018, RB(f)	5.00%	01/01/2030	2,000	2,422,195
Series 2018, RB(f)	5.00%	01/01/2034	2,100	2,519,101
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2018, RB(f)	5.00%	01/01/2022	925	928,420
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(f)	5.00%	12/01/2024	1,250	1,403,266
Series 2020 A, Ref. RB(f)	5.00%	12/01/2025	1,200	1,384,871
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	302	303,185
Public Housing Capital Fund Revenue Trust II; Series 2012, RB(e)	4.50%	07/01/2022	93	93,119
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(e)	5.00%	07/01/2022	516	516,348
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2027	1,000	515,000
Series 2013 A, RB(a)	5.00%	07/01/2032	1,000	515,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	750	801,908
Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	2,250	2,264,175
				104,677,557
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.23%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(g)	0.03%	06/01/2027	$ 3,370	$ 3,370,000
North Dakota–0.07%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	1,020	1,067,252
Ohio–3.79%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	815	948,713
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,000	5,656,671
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	1,000	1,004,786
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	664,411
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	450	451,690
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,953,903
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,716,846
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(j)	8.00%	07/01/2022	3,780	3,944,422
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	475	467,396
Series 2004, RB	6.40%	02/15/2034	1,950	1,786,003
Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB(c)(j)	5.00%	11/15/2023	1,500	1,634,136
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2022	205	211,905
Series 2012, RB	5.25%	09/01/2023	260	268,774
Series 2012, RB	5.25%	09/01/2024	275	284,325
Series 2012, RB	5.25%	09/01/2025	290	299,912
Series 2012, RB	5.25%	09/01/2026	305	315,425
Series 2012, RB	5.25%	09/01/2027	320	330,938
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(g)(h)	0.05%	11/15/2045	5,000	5,000,000
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2038	4,470	5,135,995
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(e)	5.00%	12/01/2023	2,855	2,984,999
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2025	340	388,690
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	2,170,992
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(e)(f)	3.75%	01/15/2028	1,040	1,154,165
Series 2017, RB(e)(f)	4.25%	01/15/2038	250	285,960
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(f)	5.25%	09/01/2030	5	5,014
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.13%	01/01/2032	500	505,209
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	660	661,116
Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(e)(f)	6.25%	12/01/2025	3,620	3,947,006
State of Ohio; Series 2017 A, Ref. RB(k)	4.00%	01/01/2036	8,675	10,044,314
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	100	100,090
Series 2014, RB	4.00%	12/15/2024	210	210,437
				55,534,243
Oklahoma–0.37%
Comanche (County of), OK Hospital Authority;
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,061,365
Series 2015, Ref. RB	5.00%	07/01/2025	615	677,650
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. RB(a)(o)	5.25%	01/01/2022	158	1,813
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(a)	5.00%	08/01/2037	1,650	24,750
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(a)	4.75%	11/01/2023	978	4,891
Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,124,912
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(f)	5.00%	06/01/2025	$ 1,340	$ 1,499,396
				5,394,777
Oregon–0.12%
Clackamas (County of), OR Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	0.06%	06/01/2037	1,550	1,550,000
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	125	125,221
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	15	15,063
				1,690,284
Pennsylvania–3.28%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,274,104
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $714,125)(b)	5.60%	07/01/2023	725	652,500
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	710	887,093
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(e)	5.00%	05/01/2027	2,750	3,234,569
Series 2018, RB(e)	5.00%	05/01/2023	390	411,309
Series 2018, RB(e)	5.00%	05/01/2028	1,250	1,494,268
Series 2018, RB(e)	5.00%	05/01/2033	500	590,194
Allentown Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2034	500	631,081
Series 2022, Ref. RB	5.00%	05/01/2035	1,000	1,259,627
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	275	301,079
Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	1,000	1,254,978
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	709,258
Series 2018, Ref. RB	5.00%	12/01/2030	910	1,014,806
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	11/15/2029	5,000	5,822,114
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(b)(o)(p)	5.00%	12/31/2023	350	87,535
Series 2013, RB(o)(p)	5.00%	12/31/2023	130	32,448
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,526,785
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	3,250	2,533,077
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College);
Series 2012 A, RB	5.00%	01/01/2025	785	787,962
Series 2019, RB(k)	4.00%	08/15/2049	7,500	8,689,380
Pennsylvania Higher Educational Facilities Authority; Series 2019, RB(k)	5.00%	08/15/2049	2,500	3,118,392
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	820,710
Series 2019 A, RB	5.00%	06/15/2039	920	1,006,880
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,956,130
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	2,045,602
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	567,791
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,132,787
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	2,000	2,185,539
				48,027,998
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–11.93%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$ 2,890	$ 2,910,079
Series 2002, RB	5.50%	05/15/2039	9,315	9,564,298
Series 2002, RB	5.63%	05/15/2043	145	145,851
Puerto Rico (Commonwealth of);
Series 2006 B, GO Bonds(a)	5.25%	07/01/2049	105	104,081
Series 2007 A, GO Bonds (INS - AGC)(d)	5.00%	07/01/2023	100	100,750
Series 2007 A, Ref. GO Bonds(a)	5.13%	07/01/2024	15,580	15,248,925
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	5.25%	07/01/2024	515	520,150
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	6.00%	07/01/2033	300	305,250
Series 2011 E, Ref. GO Bonds(a)	6.00%	07/01/2029	12,765	12,796,912
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2026	140	131,950
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2027	2,160	2,041,200
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	955	1,036,214
Series 2012 A, RB(j)	5.25%	07/01/2029	2,880	2,960,004
Series 2012 A, RB(j)	5.25%	07/01/2042	5,000	5,138,895
Series 2020 A, Ref. RB(e)	5.00%	07/01/2025	2,500	2,845,157
Series 2020 A, Ref. RB(e)	5.00%	07/01/2030	2,500	3,125,219
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(d)	5.00%	07/01/2027	80	80,600
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	2,500	2,537,209
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2022	550	558,186
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	100,140
Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	156,163
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	1,000	1,014,884
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	167,456
Series 2007 TT, RB(a)	5.00%	07/01/2032	1,990	1,960,150
Series 2007 TT, RB(a)	5.00%	07/01/2037	500	492,500
Series 2007 UU, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	10	10,075
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,445,763
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,810,817
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	1,082,953
Series 2010 AAA-RSA-1, RB(a)	5.25%	07/01/2028	5,685	5,613,937
Series 2010 CCC, RB(a)	5.25%	07/01/2026	6,565	6,482,937
Series 2010 DDD, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	40	40,300
Series 2010 XX, RB(a)	5.25%	07/02/2040	1,875	1,851,562
Series 2010 XX-RSA-1, RB(a)	5.25%	07/01/2027	250	246,875
Series 2010 ZZ-RSA-1, Ref. RB(a)	5.25%	07/01/2025	1,180	1,165,250
Series 2016 E-2, RB(a)	10.00%	01/01/2022	300	312,233
Series 2016 E-4, RB(a)	10.00%	07/01/2022	1,589	1,654,846
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2023	530	559,341
Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	475	482,070
Series 2005 BB, Ref. RB (INS - AGM)(d)	5.25%	07/01/2022	230	232,227
Series 2007 CC, Ref. RB (INS - NATL)(d)	5.50%	07/01/2029	15	16,512
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(f)	6.63%	06/01/2026	7,310	7,565,850
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,605	1,617,038
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2022	50	50,375
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	307,288
Series 2005 C, Ref. RB (INS - AGC)(d)	5.25%	08/01/2022	40	40,398
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(a)	5.25%	07/01/2027	$ 760	$ 836,950
Series 2007 M-1, Ref. RB(a)	5.75%	07/01/2049	1,335	1,457,016
Series 2007 N, RB(a)	5.00%	07/01/2037	2,125	2,321,562
Series 2009 P, Ref. RB(a)	6.13%	07/01/2023	500	565,625
Series 2009 P, Ref. RB(a)	6.25%	07/01/2026	2,905	3,293,544
Series 2011 S, RB(a)	5.50%	07/01/2023	135	148,163
Series 2011 S, RB(a)	5.88%	07/01/2039	1,245	1,378,838
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 F, Ref. RB (INS - AGC)(d)	5.25%	07/01/2025	50	53,887
Series 2007 M-2, Ref. RB (INS - AMBAC)(d)	10.00%	07/01/2035	190	196,130
Series 2007 M-3, Ref. RB (INS - NATL)(d)	6.00%	07/01/2024	500	505,579
Puerto Rico Public Finance Corp.;
Series 2011 A, RB(a)	6.50%	08/01/2028	37,400	850,850
Series 2011 B, RB(a)	6.00%	08/01/2024	10,675	242,856
Series 2011 B, RB(a)	6.00%	08/01/2025	17,475	397,556
Series 2011 B, RB(a)	6.00%	08/01/2026	6,495	147,761
Series 2011 B, RB(a)	5.50%	08/01/2031	54,770	1,246,018
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2024	483	464,054
Series 2018 A-1, RB(i)	0.00%	07/01/2027	1,027	939,847
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,003	867,697
Series 2018 A-1, RB(i)	0.00%	07/01/2031	4,146	3,331,640
Series 2018 A-1, RB(i)	0.00%	07/01/2033	6,719	5,031,328
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,835,350
Series 2018 A-1, RB	4.55%	07/01/2040	538	611,135
Series 2018 A-1, RB(i)	0.00%	07/01/2046	13,831	4,625,133
Series 2018 A-1, RB(i)	0.00%	07/01/2051	11,268	2,727,337
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	4,480,010
Series 2018 A-1, RB	5.00%	07/01/2058	9,996	11,475,981
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	6,145,729
Series 2019 A-2, RB	4.54%	07/01/2053	163	182,629
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,493,267
Series 2019 A-2B, RB	4.55%	07/01/2040	1,871	2,121,871
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,522,325
Series 2006 Q, RB	5.00%	06/01/2022	1,790	1,785,525
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,950,000
				174,864,063
Rhode Island–0.06%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	199,562
Providence (City of), RI Public Building Authority; Series 2001 A, RB (INS - NATL)(d)	5.38%	12/15/2021	30	30,055
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,312
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	574,769
				884,698
South Carolina–0.74%
South Carolina (State of) Jobs-Economic Development Authority; Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,714,335
South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools);
Series 2021, Ref. RB(e)	4.00%	06/01/2036	1,000	1,076,995
Series 2021, Ref. RB(e)	4.00%	06/01/2046	1,150	1,215,341
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	1,000	1,026,410
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,822,517
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	1,810	1,833,677
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy);
Series 2021 A, RB(e)	4.00%	06/15/2031	$ 200	$ 201,163
Series 2021 A, RB(e)	5.00%	06/15/2041	920	969,540
				10,859,978
Tennessee–1.51%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB(e)(i)	0.00%	12/01/2021	250	250,000
Series 2016, RB	5.00%	06/01/2027	6,410	6,605,770
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	341,320
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,295	1,421,343
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,144,267
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,994,586)(b)(e)	5.25%	04/01/2028	2,000	984,288
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	1,013,011
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,968,009
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,000	966,593
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	5,000	6,471,468
				22,166,069
Texas–6.99%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	370	398,035
Arlington Higher Education Finance Corp. (Leadership Prep School);
Series 2016 A, RB	5.00%	06/15/2036	700	701,977
Series 2016 A, RB	5.00%	06/15/2046	1,425	1,428,601
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,400	1,450,492
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	3,388,637
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	4.00%	08/15/2031	200	214,568
Series 2021, RB	5.00%	08/15/2041	600	660,100
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	605	658,895
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	210	212,377
Series 2019, Ref. RB	5.15%	08/15/2029	930	1,043,476
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(e)(f)	9.00%	03/01/2039	2,000	2,369,802
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(e)(f)	3.63%	07/01/2026	7,000	7,321,059
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,312,036
Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	101,406
Series 2021, RB(e)	4.75%	09/15/2031	100	102,372
Series 2021, RB(e)	5.25%	09/15/2051	500	516,229
Dallas (City of), TX; Series 2015, GO Bonds	5.00%	02/15/2030	1,075	1,222,063
Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	603,642
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021	450	450,000
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,518
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(g)	0.01%	11/01/2041	1,500	1,500,000
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,227,875
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(d)(f)	5.13%	07/01/2032	5	5,036
Series 2002 B, RB (INS - AGM)(d)	5.00%	07/01/2032	50	50,370
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(f)	5.00%	07/15/2028	1,750	2,087,766
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	4.75%	07/01/2024	3,220	3,413,510
Series 2020 A, Ref. RB(f)	5.00%	07/01/2027	2,325	2,724,160
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	701,186
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,140)(a)(b)	5.00%	02/15/2035	$ 650	$ 507,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,889,189
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,777,948
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2023	1,235	1,253,710
Series 2016, Ref. RB	4.00%	07/01/2028	1,555	1,585,625
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	4,098,631
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	5,000	5,392,216
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(e)	10.00%	12/01/2025	1,000	1,095,598
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB(e)	3.63%	08/15/2022	270	270,490
Series 2017 S, RB(e)	4.25%	08/15/2027	610	611,310
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,253,094
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	530,234
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	325	330,597
Series 2018, RB	5.00%	06/15/2033	300	306,170
Series 2018, RB	5.00%	06/15/2038	250	254,938
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(e)(f)	3.63%	01/01/2035	3,000	3,092,289
Series 2021, RB(e)(f)	2.50%	01/01/2030	1,000	1,002,144
Series 2021, RB(e)(f)	2.63%	01/01/2031	800	801,881
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(j)	6.75%	11/15/2024	140	156,526
Series 2014 A, RB(c)(j)	7.50%	11/15/2024	100	119,639
Series 2014 A, RB(c)(j)	7.75%	11/15/2024	1,815	2,184,670
Series 2014 A, RB(c)(j)	8.00%	11/15/2024	1,355	1,638,634
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	195	202,333
Series 2016, RB	5.38%	09/15/2030	680	714,971
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,505,952
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.00%	11/15/2027	3,250	3,640,934
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(a)(b)	6.00%	02/15/2031	1,000	700,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(a)(b)	6.38%	02/15/2041	3,000	2,100,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	1,000	1,006,555
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	1,014,594
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,180,528
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	2,355	2,521,279
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	4,430	4,916,451
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB (INS - AMBAC)(d)(f)	5.45%	12/01/2022	215	215,516
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	7,270	8,387,313
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	40	40,924
				102,506,071
Utah–1.59%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,550	1,563,339
Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	500	507,720
City of Salt Lake City UT Airport Revenue; Series 2017 A, RB(f)(k)	5.00%	07/01/2036	3,000	3,604,160
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.13%	06/01/2036	1,790	1,811,913
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	2,231,860
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.25%	08/01/2035	$ 1,645	$ 1,865,323
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,360,667
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	1,000	1,021,355
Series 2021 A-2, RB	4.00%	06/01/2036	1,500	1,525,447
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(g)	0.01%	05/15/2036	2,000	2,000,000
Utah (State of) Charter School Finance Authority (Beehive Science & Technology); Series 2021, RB(e)	4.00%	10/15/2041	2,325	2,408,304
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	200	214,550
Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	513,618
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,312,087
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(e)	3.50%	06/15/2025	345	364,518
Series 2020, Ref. RB(e)	4.00%	06/15/2030	520	584,006
Series 2020, Ref. RB(e)	5.00%	06/15/2040	350	404,267
				23,293,134
Vermont–0.14%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, RB	5.00%	10/01/2022	1,025	1,063,558
Series 2012, RB	5.00%	10/01/2023	1,000	1,036,493
				2,100,051
Virgin Islands–0.60%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(f)	5.00%	09/01/2022	1,320	1,324,531
Series 2014 A, Ref. RB(f)	5.00%	09/01/2023	1,000	1,006,366
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,503,903
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,874,865
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,723,127
Series 2012 A, RB	5.00%	10/01/2032	405	405,016
				8,837,808
Virginia–0.58%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	273,417
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	1,093,971
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,201,981
Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(e)	4.00%	09/01/2023	275	280,005
Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,560,010
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $770,000)(b)	4.30%	09/01/2030	770	721,216
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(c)(e)(f)	5.00%	07/01/2038	1,310	1,370,196
				8,500,796
Washington–0.96%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	400	475,089
Series 2018 B, RB(e)	5.00%	01/01/2032	100	118,772
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	135	135,182
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	10	10,016
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,175	1,306,657
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,451,800
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	3,972	4,607,923
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	$ 540	$ 555,945
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(e)	3.70%	07/01/2023	200	203,359
Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	415,541
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,921,744
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,813,055
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	1,043,338
				14,058,421
West Virginia–0.46%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	290	287,287
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	412,828
Series 2015, Ref. RB	5.00%	07/01/2026	460	525,428
Series 2015, Ref. RB	5.00%	07/01/2027	560	637,700
Series 2015, Ref. RB	4.00%	07/01/2035	190	204,464
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	3,095	3,372,950
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(f)	6.75%	02/01/2026	1,000	1,012,110
Series 2018, RB(e)(f)	8.75%	02/01/2036	320	341,350
				6,794,117
Wisconsin–4.22%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	728,232
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	180,603
Public Finance Authority; Series 2020 A, RB(e)	4.00%	03/01/2030	1,810	1,976,288
Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	534,102
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	1,250	1,337,581
Series 2017, RB(e)	6.75%	08/01/2031	500	533,950
Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	560,297
Series 2021 A, RB(e)	5.00%	06/15/2041	615	646,086
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	451,656
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(e)	5.00%	06/01/2029	375	421,962
Series 2019, Ref. RB(e)	5.00%	06/01/2039	1,415	1,584,835
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,830	1,969,750
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	160	169,478
Public Finance Authority (Searstone CCRC);
Series 2021 A, Ref. RB	4.00%	06/01/2031	2,500	2,659,258
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,500	1,567,063
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	1,305	1,424,158
Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	2,183,880
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,285,974
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,217,507
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	848,092
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	560	561,990
Series 2017, Ref. RB	5.00%	08/01/2027	500	538,851
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,348,405
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	$ 935	$ 1,076,715
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,185,058
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	1,125,993
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	931,089
Wisconsin (State of) Health & Educational Facilities Authority (Hope Christian Schools);
Series 2021, RB	3.00%	12/01/2031	615	625,013
Series 2021, RB	4.00%	12/01/2041	850	897,258
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.25%	10/01/2031	2,000	2,038,572
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	650	711,629
Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	1,117,577
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(e)	5.75%	11/01/2024	1,500	1,508,555
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	4,779,849
Series 2020, RB(e)	7.00%	02/01/2025	470	495,926
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	4,047,252
Series 2017 B, Ref. RB(e)(f)	6.00%	06/01/2022	2,290	2,302,134
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	4,080	4,073,392
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	620	667,379
Series 2019, RB(e)	5.00%	06/15/2039	440	481,355
Series 2019, RB(e)	5.00%	06/15/2049	540	584,287
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	5,070	5,655,842
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (Acquired 01/04/2017-01/25/2017; Cost $1,303,420)(b)(e)	4.00%	12/01/2021	1,320	1,320,000
Series 2016, RB (Acquired 08/09/2019; Cost $525,558)(b)(e)	5.00%	12/01/2031	500	538,131
				61,893,004
Total Municipal Obligations (Cost $1,540,499,867)					1,483,001,357
U.S. Dollar Denominated Bonds & Notes–0.20%
California–0.08%
CalPlant I LLC;
Series 21A(e)	9.50%	10/12/2022		255	255,951
Series 21B(e)	9.50%	10/12/2022		955	957,999
					1,213,950
Pennsylvania–0.12%
Talen Energy Supply LLC	6.50%	06/01/2025		3,000	1,686,585
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,800,197)					2,900,535
			Shares
Common Stocks & Other Equity Interests–0.00%
Quebec–0.00%
Resolute Forest Products, Inc. (Cost $80,903)				6,757	76,422
TOTAL INVESTMENTS IN SECURITIES(q)–101.37% (Cost $1,544,380,967)					1,485,978,314
FLOATING RATE NOTE OBLIGATIONS–(4.18)%
Notes with interest and fee rates ranging from 0.59% to 0.69% at 11/30/2021 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2049(r)					(61,225,000)
OTHER ASSETS LESS LIABILITIES–2.81%					41,127,243
NET ASSETS–100.00%					$1,465,880,557
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $77,528,300, which represented 5.29% of the Fund’s Net Assets.
(b)	Restricted security. The aggregate value of these securities at November 30, 2021 was $19,796,710, which represented 1.35% of the Fund’s Net Assets.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $308,544,872, which represented 21.05% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Zero coupon bond issued at a discount.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $14,930,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $98,100,148 are held by TOB Trusts and serve as collateral for the $61,225,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,482,879,561	$121,796	$1,483,001,357
U.S. Dollar Denominated Bonds & Notes	—	2,900,535	—	2,900,535
Common Stocks & Other Equity Interests	76,422	—	—	76,422
Total Investments in Securities	76,422	1,485,780,096	121,796	1,485,978,314
Other Investments - Assets
Investments Matured	—	15,035,401	571,066	15,606,467
Total Investments	$76,422	$1,500,815,497	$692,862	$1,501,584,781
Invesco Short Duration High Yield Municipal Fund